Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of related parties and relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of September 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Desfran Consulting DMCC	Controlled by entity’s shareholder, Desmond Foo